Document and Entity Information	9 Months Ended
Sep. 30, 2018
Document and Entity Information:
Entity Registrant Name	Ocean Thermal Energy Corp
Document Type	POS AM
Document Period End Date	Sep. 30, 2018
Trading Symbol	cpwr
Amendment Flag	true
Amendment Description	This Amendment No. 1 to Post-Effective Amendment No. 1/A to the Registration Statement on Form S-1 (File No. 333-222529) (the “Registration Statement”) of Ocean Thermal Energy Corporation is being filed: (i) pursuant to the undertakings in Item 17 of the Registration Statement to update and supplement the information contained in the Registration Statement, as originally declared effective by the U.S. Securities and Exchange Commission (“SEC”) on January 29, 2018, to include the information contained in our Annual Report on Form 10-K for the fiscal year ended December 31, 2017, that was filed with the SEC on April 2, 2018, and the information contained in our Quarterly Report on Form 10-Q for the quarter ended September 30, 2018, that was filed with the SEC on November 13, 2018; and (ii) to update certain other information in the Registration Statement. No additional securities are being registered under this Post-Effective Amendment No. 1/A. All applicable registration fees were paid at the time of the original filing of the Registration Statement.
Entity Central Index Key	0000827099
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Current Reporting Status	Yes